Summary of Significant Accounting Policies - Schedule of Condensed Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	$ 55,903	¥ 396,905	¥ 1,574,171	¥ 817,719
Restricted cash	81,286	577,121	517,364	667,664
Short-term Investments	422,052	2,996,527	2,130,377
Accounts receivable, net of allowance	97,623	693,110	675,796
Current contract assets	80,687	572,871	450,085
Total current assets	764,298	5,426,445	5,690,619
Non-current assets
Non-current contract assets	18,927	134,383	103,591
Intangible assets, net	24,987	177,407	56,614
Goodwill	11,374	80,751	3,420	¥ 3,420	¥ 3,119
Total non-current assets	101,722	722,218	231,604
Total assets	866,020	6,148,663	5,922,223
Current liabilities
Insurance premium payables	83,375	591,953	516,661
Accrued expenses and other current liabilities	84,182	597,684	584,123
Current lease liabilities	4,635	32,908	9,354
Total current liabilities	192,905	1,369,611	1,121,691
Total non-current liabilities	14,169	100,598	34,404
Total liabilities	207,074	1,470,209	1,156,095
Related Party [Member]
Current liabilities
Amount due to related parties	1,339	9,509	11,553
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents		119,319	391,175
Restricted cash		577,121	517,364
Short-term Investments		558,299
Accounts receivable, net of allowance		570,942	586,373
Current contract assets		570,621	450,085
Other current assets		151,491	232,412
Total current assets		2,547,793	2,177,409
Non-current assets
Non-current contract assets		133,318	103,591
Intangible assets, net		174,113	53,192
Deferred tax assets		24,190	6,166
Goodwill		80,751	3,420
Other non-current assets		32,438	32,720
Total non-current assets		444,810	199,089
Total assets		2,992,603	2,376,498
Current liabilities
Insurance premium payables		591,953	516,661
Accrued expenses and other current liabilities		490,698	453,996
Current lease liabilities		10,114	9,122
Total current liabilities		1,092,765	979,823
Total non-current liabilities		76,506	33,979
Total liabilities		1,169,271	1,013,802
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Current liabilities
Amount due to related parties		¥ 0	¥ 44